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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-93935

            SUPPLEMENT DATED JANUARY 18, 2002 TO THE PROSPECTUS OF
                    MORGAN STANLEY TAX-MANAGED GROWTH FUND
                            DATED OCTOBER 31, 2001


The third paragraph of the section of the prospectus titled "THE FUND-Fund Management" is hereby replaced by the following:


      The Fund's portfolio is managed by the Select Growth team. Current members of the team include William Auslander, a Managing Director of the Sub-Advisor, and Peter Dannenbaum and Jeffrey Alvino, Executive Directors of the Sub-Advisor.